SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment
Interest expense capitalized	$ 0	$ 7,245,747	$ 3,429,496
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years